Net Income Per Common Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Computation of net income per common share

	2012	2011	2010
Basic
Average common shares outstanding	101,714,901	103,471,323	107,021,624
Net income	$631,034	$441,860	$462,485
Less net income allocated to unvested restricted shares	(5,114)	(4,825)	(4,817)
Net income allocated to common shares	$625,920	$437,035	$457,668
Net income per common share	$6.15	$4.22	$4.28
Diluted
Average common shares outstanding	101,714,901	103,471,323	107,021,624
Stock options and other contingently issuable shares (a)	2,215,528	2,200,650	1,763,893
Average common shares outstanding assuming dilution	103,930,429	105,671,973	108,785,517
Net income	$631,034	$441,860	$462,485
Less net income allocated to unvested restricted shares assuming dilution	(5,008)	(4,756)	(4,749)
Net income allocated to common shares assuming dilution	$626,026	$437,104	$457,736
Net income per common share	$6.02	$4.14	$4.21

(a)	Stock options and other contingently issuable shares excludes 1,047,734, 101,260 and 1,544,620 shares at December 31, 2012, 2011 and 2010, respectively, due to their anti-dilutive effect.